Condensed Statements of Partners' Equity (Deficit) (Unaudited) (USD $)	General Partner [Member]	Limited Partners [Member]	Total
Partners' equity (deficit) at Mar. 31, 2011	$ (7,396)	$ 6,519,088	$ 6,511,692
Net loss	(1,022)	(1,021,107)	(1,022,129)
Partners' equity (deficit) at Sep. 30, 2011	$ (8,418)	$ 5,497,981	$ 5,489,563